SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warrant Instruments (Details) - shares	Mar. 31, 2026	Dec. 31, 2025
Warrant Instruments
Number of warrants outstanding	14,712,778	14,712,778
Public Warrants
Warrant Instruments
Number of warrants outstanding	7,666,667	7,666,667
Private Placement Warrants
Warrant Instruments
Number of warrants outstanding	7,046,111	7,046,111